Share Capital and Other Equity Instruments - Contributed Surplus (Share-Based Payments) - Additional Information (Details) $ / shares in Units, $ in Thousands													1 Months Ended							12 Months Ended			48 Months Ended
	Oct. 01, 2021 shares	Jan. 31, 2021 shares $ / shares	Jun. 08, 2020 shares $ / shares	May 26, 2020 CAD ($) $ / shares	Dec. 03, 2019 $ / shares shares	Sep. 03, 2019 $ / shares shares	Jun. 19, 2019 shares $ / shares	Jun. 04, 2019 shares $ / shares	May 30, 2019 CAD ($) shares	May 07, 2019 shares	Jan. 31, 2019 shares $ / shares	Jan. 24, 2019 shares $ / shares	Oct. 31, 2021 shares $ / shares	Jul. 31, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Oct. 31, 2020 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2021 shares
Disclosure Of Classes Of Share Capital [Line Items]
Contractual life of outstanding share options																				7 years 7 months 6 days
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares				$ 15.21																	$ 15.21
Incremental fair value of the repricing options | $				$ 3,000
Number of stock options granted		40,000											352,000	50,000	50,000						436,570	2,218,810
Exercise price of options granted | $ / shares		$ 5.34											$ 2.17	$ 3.93	$ 4.09
Vesting period		1 year											4 years	1 year	1 year
Number of stock options vested	12,500	20,000													25,000
Number of stock options expired																				136,126	1,506	2,084
Weighted average price of options, cancelled | $ / shares																				$ 40.70	$ 2,462.46	$ 1,176.20
Number of stock options exercised																					5,391
Proceeds from exercise of options | $																					$ 82
Transfer from contributed surplus to share capital | $																					82
Share-based payment compensation expense | $																				$ 4,252	6,234	$ 22,030
Share-based payments expense (note 19b) | $																				$ 4,232	$ 6,194	$ 21,609
Weighted Average Exercise Price, Granted | $ / shares																					$ 14.06	$ 33.13
2017-2019
Disclosure Of Classes Of Share Capital [Line Items]
Performance based RSU										12,886
2018-2020
Disclosure Of Classes Of Share Capital [Line Items]
Performance based RSU										12,886
Stock Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares reserved for issue under options																				3,749,714			3,749,714
Stock Options Issued Exercise Period																				10 years
Contractual life of outstanding share options																				10 years
Share-based payment arrangement options vesting period																				4 years
Stock options exercise period, description																				The exercise price is based on the weighted average share price for the five business days prior to the grant.
Weighted average exercise price of repricing options | $ / shares			$ 27.00	$ 15.21
Number of repricing of options outstanding			1,929,685
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares			$ 36.00	$ 15.21
Number of stock options granted												1,622					20,000	436,570
Exercise price of options granted | $ / shares												$ 300.00					$ 10.80	$ 14.06
Vesting period					4 years	4 years	4 years										3 years	4 years
Number of stock options vested							60,717
Number of stock options issued					100,000	71,250	251,714
Exercise price of options issued | $ / shares					$ 7.86	$ 11.99	$ 27.00
Weighted average grant date fair value of stock options issued | $ / shares																						$ 12.74
Number of stock options expired																			11,084
Weighted average price of options, cancelled | $ / shares																			$ 1,256.73
Number of stock options exercised																					5,391	0
Weighted average share price | $ / shares																					$ 18.47
Proceeds from exercise of options | $																					$ 82
Transfer from contributed surplus to share capital | $																					85
Share-based payment compensation expense | $																				$ 4,252	$ 6,169	$ 12,212
Stock Options | Key Management
Disclosure Of Classes Of Share Capital [Line Items]
Number of stock options granted								1,794,224								285,000
Exercise price of options granted | $ / shares								$ 36.00								$ 4.27
Vesting period								6 years								3 years
Number of stock options vested								248,825								95,000
Stock Options | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of Common Shares Reserved for Issuance to Individual																				5.00%
Share-based payment arrangement options vesting period																				6 years
Restricted Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Vesting period											1 year
Number RSU vested									12,564												4,216	13,262
Number RSU paid in cash									8,396											4,024	2,948	8,396
Reduction to contributed surplus | $									$ 421											$ 20	$ 40
Granted											12,564											12,564	0
Weighted Average Exercise Price, Granted | $ / shares											$ 300.00
Cancellation of units																						4,493
Number of unvested RSU outstanding																						4,303
Share-based payments
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments expense (note 19b) | $																				$ 0	$ 65	$ 9,818
Performance-based RSU
Disclosure Of Classes Of Share Capital [Line Items]
Time vesting units achievement range										100.00%
Cancellation of units										4,305
Performance-based RSU | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Outcome of Performance Conditions										150.00%
Performance-based RSU | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Outcome of Performance Conditions										0.00%